Senior Convertible Notes (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended									6 Months Ended		12 Months Ended
	May 25, 2018	Nov. 21, 2017	Jun. 30, 2018	May 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 04, 2017
Interest expense					$ 58,314	$ 59,063								$ 146,054		$ 59,063
Senior secured convertible notes	$ 2,580,000
Conversion of senior notes	$ 2,350,000
Warrants exercise price	$ 2.452
Accrued interest into shares converted	1,206,245
Conversion of senior notes, conversion price	$ 2.043
Boustead Securities Ltd [Member]
Debt interest rate			13.96%		13.96%	13.96%								13.96%		13.96%
Gross proceeds from debt percentage														6.00%		6.00%
Warrant to purchase securities percentage														3.00%		3.00%
Warrants to purchase shares of common stock			79,423
Warrants exercise term			3 years
Warrants exercise price			$ 2.452
Debt issuance costs			$ 154,800		$ 154,800	$ 154,800								$ 154,800		$ 154,800
Debt effective interest rate			7.72%		7.72%	7.72%								7.72%		7.72%
Boustead Securities Ltd [Member] | Placement Agent [Member]
Warrants to purchase shares of common stock				79,423
Warrants exercise term				3 years
Warrants exercise price				$ 2.452
Accredited Investors [Member]
Proceeds from financing cost		$ 1,330,000
Canadian Individuals [Member]
Senior note outstanding			$ 230,000		$ 230,000									$ 230,000
Senior Notes [Member]
Interest expense					$ 58,314									$ 146,054
Debt interest rate			8.00%		8.00%	8.00%								8.00%		8.00%
Interest on senior notes					$ 24,992									$ 84,922
Amortization of debt issuance costs					33,322									61,132		$ 131,430
Senior secured convertible notes																		$ 1,250,000
Conversion of senior notes	$ 2,350,000
Senior notes outstanding			$ 230,000		$ 230,000									$ 230,000
Debt interest term														May elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversation of the Senior Notes		May elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversion of the Senior Notes